Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2030 Portfolio

March 31, 2021

VIPF2030-QTLY-0521
1.830294.115

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.2%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	717,393	$33,717,479
VIP Equity-Income Portfolio Initial Class (a)	1,382,829	34,944,092
VIP Growth & Income Portfolio Initial Class (a)	1,651,187	39,925,691
VIP Growth Portfolio Initial Class (a)	367,469	34,545,775
VIP Mid Cap Portfolio Initial Class (a)	227,987	9,769,251
VIP Value Portfolio Initial Class (a)	1,405,487	25,636,088
VIP Value Strategies Portfolio Initial Class (a)	792,707	12,540,617
TOTAL DOMESTIC EQUITY FUNDS
(Cost $117,514,947)		191,078,993

International Equity Funds - 31.3%
VIP Emerging Markets Portfolio Initial Class (a)	5,118,741	75,501,425
VIP Overseas Portfolio Initial Class (a)	3,802,695	99,554,565
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $121,905,344)		175,055,990

Bond Funds - 33.1%
Fidelity Inflation-Protected Bond Index Fund (a)	2,877,928	31,283,080
Fidelity Long-Term Treasury Bond Index Fund (a)	1,013,153	13,920,724
VIP High Income Portfolio Initial Class (a)	2,118,113	11,204,818
VIP Investment Grade Bond Portfolio Initial Class (a)	9,539,716	128,595,369
TOTAL BOND FUNDS
(Cost $180,950,397)		185,003,991

Short-Term Funds - 1.4%
Fidelity Cash Central Fund 0.06% (b)	58,612	58,624
VIP Government Money Market Portfolio Initial Class 0.01% (a)(c)	7,479,130	7,479,130
TOTAL SHORT-TERM FUNDS
(Cost $7,537,754)		7,537,754
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $427,908,442)		558,676,728
NET OTHER ASSETS (LIABILITIES) - 0.0%		(117,145)
NET ASSETS - 100%		$558,559,583

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$29,783,413	$3,504,075	$1,539,540	$1,067	$(6,713)	$(458,155)	$31,283,080
Fidelity Long-Term Treasury Bond Index Fund	12,279,798	4,266,230	683,524	66,459	(53,909)	(1,887,871)	13,920,724
VIP Contrafund Portfolio Initial Class	32,382,026	3,644,583	1,479,694	1,557,185	(15,734)	(813,702)	33,717,479
VIP Emerging Markets Portfolio Initial Class	72,038,898	8,883,008	5,366,501	2,935,964	101,675	(155,655)	75,501,425
VIP Equity-Income Portfolio Initial Class	34,174,104	3,684,098	4,840,441	1,155,253	83,399	1,842,932	34,944,092
VIP Government Money Market Portfolio Initial Class 0.01%	5,966,821	1,995,379	483,070	148	--	--	7,479,130
VIP Growth & Income Portfolio Initial Class	38,924,885	4,279,780	6,388,607	1,205,355	249,706	2,859,927	39,925,691
VIP Growth Portfolio Initial Class	32,997,132	6,327,618	1,778,606	3,999,396	(24,870)	(2,975,499)	34,545,775
VIP High Income Portfolio Initial Class	10,654,461	1,004,046	414,314	90,132	(1,982)	(37,393)	11,204,818
VIP Investment Grade Bond Portfolio Initial Class	121,178,845	19,969,978	7,143,519	1,827,035	(137,353)	(5,272,582)	128,595,369
VIP Mid Cap Portfolio Initial Class	9,438,577	607,413	1,263,508	36,660	166,109	820,660	9,769,251
VIP Overseas Portfolio Initial Class	95,883,493	11,346,797	6,377,395	2,966,596	(95,582)	(1,202,748)	99,554,565
VIP Value Portfolio Initial Class	24,996,194	1,889,271	4,731,478	61,986	577,122	2,904,979	25,636,088
VIP Value Strategies Portfolio Initial Class	12,229,273	793,960	2,438,773	20,506	295,701	1,660,456	12,540,617
	532,927,920	72,196,236	44,928,970	15,923,742	1,137,569	(2,714,651)	558,618,104

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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